Prepaid expenses and other assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other assets, net
Schedule of prepaid expenses and other assets, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Current:
Guarantee deposits (i)	100,609	29,953	4,700
Partner-operated service centers receivable	86,418	105,024	16,481
Prepaid rental and deposits	24,185	15,088	2,368
Prepayment for global position system	20,140	6,851	1,075
Deductible input VAT	17,693	17,106	2,684
Financial asset receivable	17,726	3,784	594
Amounts due from third-party payment platforms (ii)	9,454	3,645	572
Others	92,349	56,310	8,836
Total, gross	368,574	237,761	37,310
Bad debt provision(iii)	(66,313)	(124,009)	(19,460)
Total, net	302,261	113,752	17,850
Non-current:
Prepaid rental and deposits	14,515	8,572	1,345
Others	4,099	632	99
Total	18,614	9,204	1,444
(i)	Guarantee deposits are mainly deposits paid to institutional funding partners for cooperation with these funding partners.
(ii)	Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2020 and 2021.
(iii)	During the years ended December 31, 2019, 2020 and 2021, the Company recorded bad debt provision of RMB 15,090, RMB59,844, and RMB57,696(US$9,054) in the General and administrative expense, respectively.